ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Lease obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Gross finance lease obligations - minimum lease payments	$ 9,367	$ 15,087
Future interest expense on lease obligations	(561)	(969)
Lease obligations	8,806	14,118
1 year
Disclosure of maturity analysis of operating lease payments [line items]
Gross finance lease obligations - minimum lease payments	5,320	6,549
2-3 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross finance lease obligations - minimum lease payments	3,755	6,689
4-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross finance lease obligations - minimum lease payments	$ 292	$ 1,849